UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sandler Capital Management

Address:  711 Fifth Avenue
          15th Floor
          New York, New York 10022

13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Sandler
Title:  Managing Director
Phone:  212-754-8100


Signature, Place and Date of Signing:


 /s/ Andrew Sandler              New York, New York          August 13, 2008
--------------------            --------------------        ------------------
     [Signature]                    [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    60

Form 13F Information Table Value Total:    $464,500
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number                       Name
--           -------------------               ---------------------------
1.            28-10539                         Sandler Associates
2.            28-10540                         Sandler Offshore Fund, Inc.

                                                    FORM 13F INFORMATION TABLE
                                                    Sandler Capital Management
                                                           June 30, 2008

COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6        COLUMN 7     COLUMN 8

                                                            VALUE    SHRS OR    SH/ PUT/   INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT    PRN CALL   DISCRETION      MNGRS  SOLE  SHARED  NONE
AGCO CORP                     COM               001084102   2,584       49,300  SH         SHARED-DEFINED   1,2    0     49,300   0
AKAMAI TECHNOLOGIES INC       COM               00971T101   6,165      177,200  SH         SHARED-DEFINED   1,2    0    177,200   0
AMERON INTL INC               COM               030710107   4,067       33,900  SH         SHARED-DEFINED   1,2    0     33,900   0
ANSYS INC                     COM               03662Q105   4,165       88,400  SH         SHARED-DEFINED   1,2    0     88,400   0
ARBINET THEXCHANGE INC        COM               03875P100     277       71,500  SH         SHARED-DEFINED   1,2    0     71,500   0
BOLT TECHNOLOGY CORP          COM               097698104   4,270      189,200  SH         SHARED-DEFINED   1,2    0    189,200   0
BUNGE LIMITED                 COM               G16962105   8,615       80,000  SH  CALL   SHARED-DEFINED   1,2    0     80,000   0
CABLEVISION SYS CORP          CL A NY CABLVS    12686C109  40,734    1,802,380  SH         SHARED-DEFINED   1,2    0  1,802,380   0
CAMERON INTERNATIONAL CORP    COM               13342B105   3,354       60,600  SH         SHARED-DEFINED   1,2    0     60,600   0
CLEVELAND CLIFFS INC          COM               185896107   8,308       69,700  SH         SHARED-DEFINED   1,2    0     69,700   0
COMPANHIA SIDERURGICA NACION  SPONSORED ADR     20440W105  22,973      517,300  SH         SHARED-DEFINED   1,2    0    517,300   0
COVANTA HLDG CORP             COM               22282E102   2,530       94,800  SH         SHARED-DEFINED   1,2    0     94,800   0
DIONEX CORP                   COM               254546104  19,691      296,682  SH         SHARED-DEFINED   1,2    0    296,682   0
DISH NETWORK CORP             CL A              25470M109   4,392      150,000  SH  CALL   SHARED-DEFINED   1,2    0    150,000   0
EQUIFAX INC                   COM               294429105   2,653       78,900  SH         SHARED-DEFINED   1,2    0     78,900   0
FIRSTENERGY CORP              COM               337932107  20,443      248,300  SH         SHARED-DEFINED   1,2    0    248,300   0
GENENTECH INC                 COM NEW           368710406   7,195       94,800  SH         SHARED-DEFINED   1,2    0     94,800   0
GOOGLE INC                    CL A              38259P508   4,264        8,100  SH         SHARED-DEFINED   1,2    0      8,100   0
HALLIBURTON CO                COM               406216101   2,871       54,100  SH         SHARED-DEFINED   1,2    0     54,100   0
HAYES LEMMERZ INTL INC        COM  NEW          420781304     937      330,000  SH         SHARED-DEFINED   1,2    0    330,000   0
HELMERICH & PAYNE INC         COM               423452101   6,727       93,400  SH         SHARED-DEFINED   1,2    0     93,400   0
HOST HOTELS & RESORTS INC     COM               44107P104   1,365      100,000  SH  PUT    SHARED-DEFINED   1,2    0    100,000   0
HUNT J B TRANS SVCS INC       COM               445658107     456       13,700  SH         SHARED-DEFINED   1,2    0     13,700   0
INTEL CORP                    COM               458140100   2,844      132,400  SH         SHARED-DEFINED   1,2    0    132,400   0
INTERDIGITAL INC              COM               45867G101   2,306       94,800  SH         SHARED-DEFINED   1,2    0     94,800   0
ISHARES INC                   MSCI BRAZIL       464286400     241        2,700  SH         SHARED-DEFINED   1,2    0      2,700   0
ISHARES TR                    RUSSELL 2000      464287655     380        5,500  SH         SHARED-DEFINED   1,2    0      5,500   0
JEFFERIES GROUP INC NEW       COM               472319102     841       50,000  SH  PUT    SHARED-DEFINED   1,2    0     50,000   0
JP MORGAN CHASE & CO          COM               46625H100     377       11,000  SH         SHARED-DEFINED   1,2    0     11,000   0
KROGER CO                     COM               501044101   6,210      215,100  SH         SHARED-DEFINED   1,2    0    215,100   0
LAYNE CHRISTENSEN CO          COM               521050104   4,234       96,700  SH         SHARED-DEFINED   1,2    0     96,700   0
MARKET VECTORS ETF TR         RUSSIA ETF        57060U506  10,450      194,200  SH         SHARED-DEFINED   1,2    0    194,200   0
MARVEL ENTERTAINMENT INC      COM               57383T103   7,900      245,800  SH         SHARED-DEFINED   1,2    0    245,800   0
MEDIS TECHNOLOGIES LTD        COM               58500P107   2,197      650,000  SH  PUT    SHARED-DEFINED   1,2    0    650,000   0
MICROSOFT CORP                COM               594918104     303       11,000  SH         SHARED-DEFINED   1,2    0     11,000   0
NATIONAL OILWELL VARCO INC    COM               637071101  18,826      212,200  SH         SHARED-DEFINED   1,2    0    212,200   0
NATIONAL OILWELL VARCO INC    COM               637071101  13,308      150,000  SH  CALL   SHARED-DEFINED   1,2    0    150,000   0
NEOGEN CORP                   COM               640491106   8,876      387,774  SH         SHARED-DEFINED   1,2    0    387,774   0
NORFOLK SOUTHERN CORP         COM               655844108   9,250      147,600  SH         SHARED-DEFINED   1,2    0    147,600   0
OIL SVC HOLDRS TR             DEPOSTRY RCPT     678002106   6,660       30,000  SH         SHARED-DEFINED   1,2    0     30,000   0
PEABODY ENERGY CORP           COM               704549104  14,026      159,300  SH         SHARED-DEFINED   1,2    0    159,300   0
PERKINELMER INC               COM               714046109   8,528      306,200  SH         SHARED-DEFINED   1,2    0    306,200   0
POTASH CORP SASK INC          COM               73755L107  10,651       46,600  SH         SHARED-DEFINED   1,2    0     46,600   0
PRAXAIR INC                   COM               74005P104   6,927       73,500  SH         SHARED-DEFINED   1,2    0     73,500   0
QUALCOMM INC                  COM               747525103  10,911      245,900  SH         SHARED-DEFINED   1,2    0    245,900   0
RCN CORP                      COM  NEW          749361200   1,186      110,000  SH         SHARED-DEFINED   1,2    0    110,000   0
RESEARCH IN MOTION LTD        COM               760975102   9,703       83,000  SH         SHARED-DEFINED   1,2    0     83,000   0
RESEARCH IN MOTION LTD        COM               760975102   9,937       85,000  SH  PUT    SHARED-DEFINED   1,2    0     85,000   0
RESMED INC                    COM               761152107   3,610      101,000  SH         SHARED-DEFINED   1,2    0    101,000   0
RETAIL HOLDRS TR              DEP RCPT          76127U101   8,383       94,300  SH         SHARED-DEFINED   1,2    0     94,300   0
SPDR TR                       UNIT SER 1        78462F103  25,596      200,000  SH         SHARED-DEFINED   1,2    0    200,000   0
SEALY CORP                    COM               812139301     861      150,000  SH  PUT    SHARED-DEFINED   1,2    0    150,000   0
STANDARD PAC CORP NEW         COM               85375C101     279       82,500  SH         SHARED-DEFINED   1,2    0     82,500   0
TELEPHONE & DATA SYS INC      COM               879433100   4,571       96,700  SH         SHARED-DEFINED   1,2    0     96,700   0
TETRA TECH INC NEW            COM               88162G103   2,187       96,700  SH         SHARED-DEFINED   1,2    0     96,700   0
UNITED STATES OIL FUND LP     UNITS             91232N108  45,464      400,000  SH  PUT    SHARED-DEFINED   1,2    0    400,000   0
USANA HEALTH SCIENCES INC     COM               90328M107  18,540      690,000  SH  PUT    SHARED-DEFINED   1,2    0    690,000   0
VIMICRO INTL CORP             ADR               92718N109     993      349,500  SH         SHARED-DEFINED   1,2    0    349,500   0
WALTER INDS INC               COM               93317Q105   4,982       45,800  SH         SHARED-DEFINED   1,2    0     45,800   0
WEATHERFORD INTERNATIONAL LT  COM               G95089101   2,926       59,000  SH         SHARED-DEFINED   1,2    0     59,000   0

SK 71200 0131 905329